UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6623

        Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Tax-Free Income Portfolio (NXC)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.4%
$ 200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$183,446
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,365	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	6/12 at 100.00	BBB	1,324,077
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
4,045	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	2,327,898
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

5,610	Total Consumer Staples			3,835,421

	Education and Civic Organizations – 9.5%
1,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 1999P,	12/09 at 101.00	AAA	1,024,190
	5.000%, 12/01/23
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	43,313
	2005A, 5.000%, 10/01/35
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,031,990
	2002A, 5.500%, 10/01/32
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	35,647
45	5.000%, 11/01/25	11/15 at 100.00	A2	45,327
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,098,310
	Institutes, Series 2001, 5.500%, 10/01/19
2,000	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	2,046,720
	Replacement Hospital Project, Series 2002A, 5.000%, 10/01/22 – FSA Insured
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AA	1,000,690
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured

8,125	Total Education and Civic Organizations			8,326,187

	Health Care – 11.6%
110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	103,528
	Series 2006, 5.000%, 4/01/37
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,493,466
	5.250%, 11/15/46 (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,021,840
	LLC, Series 2001A, 5.550%, 8/01/31
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	1,578,135
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A+	1,515,600
	Mission Community Hospital, Series 2001, 5.375%, 11/01/26
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	538,863
	Series 2001C, 5.250%, 8/01/31
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic	12/08 at 100.50	AA	1,893,347
	Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured

10,085	Total Health Care			10,144,779

	Housing/Multifamily – 0.8%
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	N/R	700,103
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured

	Housing/Single Family – 0.2%
135	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	136,580
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.8%
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,171,675
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	450,105
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

1,750	Total Industrials			1,621,780

	Long-Term Care – 2.8%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A+	1,518,030
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
1,000	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	969,190
	Project, Series 2007, 5.250%, 12/01/27

2,500	Total Long-Term Care			2,487,220

	Tax Obligation/General – 22.3%
500	California, General Obligation Bonds, Series 2003, 5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	A+	519,675
	California, General Obligation Bonds, Series 2004:
750	5.000%, 2/01/23	2/14 at 100.00	A+	760,913
800	5.125%, 4/01/25	4/14 at 100.00	A+	813,280
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	Aa3	1,017,240
	2002A, 5.000%, 8/01/21 – FGIC Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – MBIA Insured	No Opt. Call	AA	3,233,191
1,750	0.000%, 2/01/17 – MBIA Insured	No Opt. Call	AA	1,178,030
2,375	0.000%, 8/01/17 – MBIA Insured	No Opt. Call	AA	1,559,544
2,345	0.000%, 2/01/18 – MBIA Insured	No Opt. Call	AA	1,489,474
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AA	674,843
1,080	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AA	677,786
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	101,365
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	3,282,853
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	1,626,375
	Series 2003E, 5.250%, 7/01/24 – FSA Insured
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AAA	2,641,104
	2005A, 5.000%, 9/01/26 – FSA Insured

23,650	Total Tax Obligation/General			19,575,673

	Tax Obligation/Limited – 19.3%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	A	1,004,640
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AA	4,024,018
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – MBIA Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	1,047,720
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23
660	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	708,378
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	N/R	117,904
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AA	345,370
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AA	984,730
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
1,050	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	Aa3	882,861
	Revenue Bonds, Series 2005A, Residual Series 1500, 11.070%, 6/01/45 – AMBAC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
60	5.000%, 9/01/26	9/16 at 100.00	N/R	53,994
135	5.125%, 9/01/36	9/16 at 100.00	N/R	119,274
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aa3	208,879
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,273,766
	Ranch, Series 2004A, 5.625%, 8/15/34
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	101,511
	2005A, 5.000%, 9/01/35 – XLCA Insured
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA	130,689
	8/01/25 – AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA	648,663
	5.400%, 11/01/20 – MBIA Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,117,149
	6/01/21 – MBIA Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA	218,783
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	AA	1,015,130
	5.000%, 4/01/25 – MBIA Insured
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	965,200
	Series 2006, 5.000%, 9/01/26 – FGIC Insured

16,465	Total Tax Obligation/Limited			16,968,659

	Transportation – 5.7%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	949,728
	1995A, 5.000%, 1/01/35
3,500	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AA	3,672,969
	8/01/17 – AMBAC Insured (Alternative Minimum Tax)
445	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/09 at 101.00	AA	410,508
	Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative
	Minimum Tax)

5,095	Total Transportation			5,033,205

	U.S. Guaranteed – 14.7% (4)
400	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	8/12 at 100.00	AA (4)	428,184
	Bonds, Series 2002A, 5.000%, 8/01/26 (Pre-refunded 8/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
1,750	5.750%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	1,929,848
2,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,160,700
2,600	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/11 at 100.00	A2 (4)	2,779,842
	2002, 5.250%, 11/01/21 (Pre-refunded 11/01/11)
800	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	872,200
1,400	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	1,509,284
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
2,000	North Orange County Community College District, California, General Obligation Bonds, Series	8/12 at 101.00	AA (4)	2,148,960
	2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – MBIA Insured
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded	11/12 at 100.00	A+ (4)	1,079,060
	11/01/12) – FGIC Insured

11,950	Total U.S. Guaranteed			12,908,078

	Utilities – 5.8%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A1	591,549
	2007A, 5.500%, 11/15/37
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA	205,200
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	3,003,140
	System Projects, Series 2008A, 0.000%, 9/01/23
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	205,987
	9/01/31 – XLCA Insured
1,010	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%,	No Opt. Call	A1	1,070,176
	1/01/12 – MBIA Insured

9,670	Total Utilities			5,076,052

	Water and Sewer – 2.5%
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	147,774
	5.000%, 4/01/36 – MBIA Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	251,453
	2006, 5.000%, 12/01/31 – FGIC Insured
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	828,358
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	993,180
	Project, Series 2003, 5.625%, 7/01/43

2,225	Total Water and Sewer			2,220,765

$ 98,010	Total Investments (cost $88,331,127) – 101.4%			89,034,502

	Floating Rate Obligations – (1.9)%			(1,700,000)

	Other Assets Less Liabilities – 0.5%			477,633

	Net Assets – 100%			$87,812,135

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of the SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$—	$89,034,502	$—	$89,034,502

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $86,678,746.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 2,617,860
Depreciation	(1,962,103)

Net unrealized appreciation (depreciation) of investments	$ 655,757

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008